Working capital - Trade and other receivables (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of trade and other receivables [line items]
Trade receivables	£ 1,817	£ 1,498
Current assets
Disclosure of trade and other receivables [line items]
Trade receivables	1,817	1,498
Interest receivable	35	29
VAT recoverable and other prepaid taxes	216	192
Other receivables	148	210
Prepayments	150	157
Accrued income	19	25
Trade and other receivables	2,385	2,111
Non-current assets
Disclosure of trade and other receivables [line items]
Trade receivables	0	0
Interest receivable	0	0
VAT recoverable and other prepaid taxes	18	13
Other receivables	18	31
Prepayments	0	2
Accrued income	0	0
Trade and other receivables	£ 36	£ 46